Provisions	3 Months Ended
Jun. 30, 2019
Disclosure Of Other Provisions [Line Items]
Disclosure Of Provisions Explanatory

Note 16 Provisions and contingent liabilities

a) Provisions

The table below presents an overview of total provisions recognized under both IAS 37 and IFRS 9.

USD million	30.6.19	31.3.19	31.12.18
Provisions recognized under IAS 37	2,888	3,063	3,377
Provisions for off-balance sheet financial instruments	80	91	79
Provisions for other credit lines	42	43	37
Total provisions	3,011	3,197	3,494

The following table presents additional information for provisions recognized under IAS 37.

USD million	Operational risks[2]	Litigation, regulatory and similar matters[3]	Restructuring	Real estate	Employee benefits[6]	Other	Total
Balance as of 31 December 2018	46	2,827	224	131	70	78	3,377
Adjustment from adoption of IFRS 16[1]	0	0	(103)	(29)	0	0	(132)
Balance as of 1 January 2019	46	2,827	121	102	70	78	3,245
Balance as of 31 March 2019	45	2,677	101	98	69	73	3,063
Increase in provisions recognized in the income statement	2	40	9	0	1	2	54
Release of provisions recognized in the income statement	0	(35)	(3)	0	(1)	0	(40)
Provisions used in conformity with designated purpose	(3)	(184)	(16)	0	0	(1)	(205)
Foreign currency translation / unwind of discount	1	11	0	1	1	1	15
Balance as of 30 June 2019	45	2,509	91[4]	99[5]	70	75	2,888
1 Refer to Note 1 for more information. 2 Comprises provisions for losses resulting from security risks and transaction processing risks. 3 Comprises provisions for losses resulting from legal, liability and compliance risks. 4 Primarily consists of personnel-related restructuring provisions of USD 23 million as of 30 June 2019 (31 March 2019: USD 31 million; 31 December 2018: USD 50 million) and provisions for onerous contracts of USD 63 million as of 30 June 2019 (31 March 2019: USD 64 million; 31 December 2018: USD 170 million). 5 Consists of reinstatement costs for leasehold improvements of USD 89 million as of 30 June 2019 (31 March 2019: USD 88 million; 31 December 2018: USD 89 million) and provisions for onerous contracts of USD 10 million as of 30 June 2019 (31 March 2019: USD 10 million; 31 December 2018: USD 42 million). 6 Includes provisions for sabbatical and anniversary awards.

Restructuring provisions primarily relate to onerous contracts and severance payments. Onerous contracts for property are recognized when UBS is committed to pay for non-lease components, such as utilities, when a property is vacated or not fully recovered from subtenants. Severance-related provisions are used within a short time period, usually within six months, but potential changes in amount may be triggered when natural staff attrition reduces the number of people affected by a restructuring event and therefore the estimated costs.

Information on provisions and contingent liabilities in respect of litigation, regulatory and similar matters, as a class, is included in Note 16b. There are no material contingent liabilities associated with the other classes of provisions.